Intangible Assets and Goodwill - Carrying Amount of Intangible Assets for Partnership's Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 204,623	$ 204,623
Finite-Lived Intangible Assets, Accumulated Amortization	(184,189)	(174,176)
Intangible Assets, Net (Excluding Goodwill), Total	20,434	30,447
Amortization of intangible assets	10,000	11,600	$ 8,400
LNG segment
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	179,813	179,813
Finite-Lived Intangible Assets, Accumulated Amortization	(173,242)	(168,702)
Intangible Assets, Net (Excluding Goodwill), Total	$ 6,571	$ 11,111
Weighted-average amortization period of intangible assets consisted of time-charter contracts	20 years 8 months 12 days	20 years 8 months 12 days
Natural Gas Liquid Segment
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 24,810	$ 24,810
Finite-Lived Intangible Assets, Accumulated Amortization	(10,947)	(5,474)
Intangible Assets, Net (Excluding Goodwill), Total	$ 13,863	$ 19,336
Weighted-average amortization period of intangible assets consisted of time-charter contracts	4 years 8 months 12 days	4 years 8 months 12 days	4 years 8 months 12 days